Segment Disclosure (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Australia	$34,611	$40,437	$82,246	$75,049
Peru	23,414	24,336	63,543	39,009
Other Latin America	19,730	6,934	36,260	14,483
Cote d'Ivoire	9,534	6,014	29,376	14,450
United States	10,098	7,159	21,343	13,250
Mongolia	17,746	—	17,746	2,690
South Africa	10,468	4,587	17,226	9,346
Canada	3,610	4,620	8,464	8,055
Total revenues	$129,211	$94,087	$276,204	$176,332